Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic and diluted net income per share for the years ended December 31 are calculated as follows:

	December 31,
	2023	2022
Net income attributable to common shareholders	$2,840	$7,018

Basic weighted average number of common shares outstanding	32,525,229	33,067,716
Stock options	875,478	807,951
DSUs	101,836	73,393
RSUs	176,081	92,694
Diluted weighted average number of common shares outstanding	33,678,624	34,041,754

Basic earnings per common share	$0.09	$0.21
Diluted earnings per common share	$0.08	$0.21
For the year ended December 31, 2023, there were 76,033 (year ended December 31, 2022 – 23,417 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.